Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document and Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Registrant Name	Social Capital Hedosophia Holdings Corp. II
Entity Central Index Key	0001801169
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Small Business	true
Entity Emerging Growth Company	true